Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2023
Entity File Number	001-41533
Entity Registrant Name	LINKTORY INC.
Entity Central Index Key	0001867956
Entity Tax Identification Number	98-1594163
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2502, Block B, Fuli Gemini
Entity Address, Address Line Two	No. 55 East Third Ring Middle Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	917
Local Phone Number	310-3069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false